EQUITY	6 Months Ended
Jun. 30, 2024
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield, collectively, “Units” or “Unitholders” as described in Note 1, and $740 million of preferred securities held by Brookfield. As at June 30, 2024, Brookfield owned approximately 65.5% of the partnership on a fully exchanged basis, assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares. The partnership’s sole direct investment consists of 74,281,770 Managing General Partner Units of Holding LP (December 31, 2023: 74,281,767), through which the partnership holds all of its interests in its operating businesses.
For the three and six months ended June 30, 2024, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $13 million and $27 million, respectively or $0.0625 per Unit (June 30, 2023: $13 million and $27 million, respectively or $0.0625 per Unit). For the three months and six months ended June 30, 2024, the partnership declared distributions on the perpetual preferred equity securities held by Brookfield of $13 million and $26 million, respectively (June 30, 2023: $22 million and $44 million, respectively). For the three and six months ended June 30, 2024, the partnership made distributions to others who have interests in operating subsidiaries of $181 million and $282 million, respectively (June 30, 2023: $968 million and $1,219 million, respectively). Distributions to others who have interests in operating subsidiaries were primarily related to distributions from the partnership’s Australian asset manager and lender and residential mortgage insurer.
(a)GP Units and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the unaudited interim condensed consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2024:

UNITS	GP Units	LP Units	Total
Authorized and issued
Opening balance	4	74,281,763	74,281,767
Conversion from BBUC exchangeable shares	—	3	3
Issued as at June 30, 2024	4	74,281,766	74,281,770
The weighted average number of LP Units outstanding for the three and six months ended June 30, 2024 was 74.3 million (June 30, 2023: 74.6 million).
During the six months ended June 30, 2024, the partnership did not repurchase any of its LP Units (June 30, 2023: nil LP Units).
During the six months ended June 30, 2024, Brookfield purchased 15,211 LP Units under our NCIB (June 30, 2023: 374,533 LP Units).
Managing General Partner Units of the Holding LP are repurchased and canceled in connection with the repurchase and cancellation of LP Units. During the six months ended June 30, 2024, nil Managing General Partner Units (June 30, 2023: nil) were repurchased and canceled as no LP Units were repurchased by the partnership.
Net income (loss) attributable to limited partnership unitholders for the three and six months ended June 30, 2024 was $(7) million and $10 million, respectively (June 30, 2023: net income (loss) of $(16) million and $9 million, respectively).
(b)Redemption-Exchange Units held by Brookfield

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Issued as at June 30, 2024	69,705,497
The weighted average number of Redemption-Exchange Units outstanding for the three and six months ended June 30, 2024 was 69.7 million (June 30, 2023: 69.7 million).
As at June 30, 2024, the Holding LP had issued 69.7 million Redemption-Exchange Units to Brookfield (June 30, 2023: 69.7 million). Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity instruments in accordance with IAS 32, Financial instruments: presentation (“IAS 32”).
(c)BBUC exchangeable shares
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2024:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2024	72,954,450
Converted to LP Units	(3)
Issued as at June 30, 2024	72,954,447
During the six months ended June 30, 2024, 3 BBUC exchangeable shares were exchanged into LP Units (June 30, 2023: 622).
An additional Managing General Partner Unit is issued to the partnership each time an LP Unit is issued, including when a BBUC exchangeable share is exchanged by the holder thereof for an LP Unit. During the six months ended June 30, 2024, 3 Managing General Partner Units (June 30, 2023: 622) were issued to the partnership in connection with the exchange of 3 BBUC exchangeable shares into LP Units (June 30, 2023: 622).
(d)Special limited partner units held by Brookfield

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2024	4
The weighted average number of special limited partner units outstanding for the three and six months ended June 30, 2024 was 4 (June 30, 2023: 4).
In its capacity as the holder of the Special LP Units, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the LP Units on a fully exchanged basis (assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares) over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
During the three months ended June 30, 2024, the volume-weighted average price was $19.30 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in no incentive distribution declared during the period (June 30, 2023: $nil).
(e)Preferred securities held by Brookfield

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2024	$740
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity instruments of the applicable entities in accordance with IAS 32 and are reflected as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position.
The partnership has an agreement with Brookfield to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership. The preferred securities are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These perpetual preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the partnership has classified them as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position and changes in equity. As of June 30, 2024, the amount subscribed from subsidiaries of the partnership was $725 million with an annual dividend of 7% (December 31, 2023: $725 million). The remaining capacity available on the commitment agreement with Brookfield is $25 million.